Summary of Significant Accounting Policies - Reserve Information For Major Product Lines (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Claims and Benefits Payable
Future Policy Benefits and Expenses	$ 2,912.2	$ 2,958.5
Unearned Premiums	36.2	42.0
Claims and Benefits Payable, Case Reserves	963.8	991.3
Claims and Benefits Payable, Incurred But Not Reported Reserves	62.6	63.2
Global Preneed
Claims and Benefits Payable
Future Policy Benefits and Expenses	791.1	851.2
Unearned Premiums	22.2	24.0
Claims and Benefits Payable, Case Reserves	12.3	7.4
Claims and Benefits Payable, Incurred But Not Reported Reserves	2.8	2.4
Future net premiums	771.5	831.1
Long Duration Contracts, Disposed and run-off businesses
Claims and Benefits Payable
Future Policy Benefits and Expenses	2,121.1	2,107.3
Unearned Premiums	13.8	15.0
Claims and Benefits Payable, Case Reserves	505.2	477.3
Claims and Benefits Payable, Incurred But Not Reported Reserves	55.3	47.6
Short Duration Contracts, Disposed and run-off businesses
Claims and Benefits Payable
Future Policy Benefits and Expenses	0.0	0.0
Unearned Premiums	0.1	2.9
Claims and Benefits Payable, Case Reserves	446.3	506.6
Claims and Benefits Payable, Incurred But Not Reported Reserves	4.0	12.5
Credit disability
Claims and Benefits Payable
Future Policy Benefits and Expenses	0.0	0.0
Unearned Premiums	0.1	0.1
Claims and Benefits Payable, Case Reserves	0.0	0.0
Claims and Benefits Payable, Incurred But Not Reported Reserves	$ 0.5	$ 0.7